ACQUISITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS
NOTE 4:	ACQUISITIONS

a.	Interactive Holding Corp.

On November 30, 2015, The Company executed an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which the Company consummated, on the same date, the acquisition of 100% of the shares of Interactive Holding Corp., a Delaware corporation, and its subsidiaries (collectively referred to as "Undertone") for a total preliminary purchase price of $133,101, comprised of the following:

1.	$89,078 paid in cash on November 30, 2015;
2.	$1,182 paid in cash on January 29, 2016;
3.	An amount of $2,143 excess in tax advances paid in 2016 upon refund from tax authorities;
4.
An amount of $3,000 to be paid in installments over the period ending September 2017, for which a liability of $2,804 was recorded at fair value ($2,820 at December 31, 2015). In 2016 an amount of $1,000 was paid after which, the fair value of the remaining liability is $1,939 as of December 31, 2016;

5.
$16,000 were retained as a holdback to cover potential claims until May 31, 2017, for which a liability of $14,391 was recorded at fair value ($14,476 and $14,129 at December 31, 2015 and August 2, 2016, respectively), and an amount of $20,000, deferred consideration payment, bearing 10% annual interest, to be paid on November 2020, for which a liability of $22,005 was recorded at fair value ($21,859 and $ 21,417 at December 31, 2015 and August 2, 2016, respectively).

6.	Working capital adjustment in the amount of $1,498.

In addition to the purchase price detailed above, the Company incurred acquisition related costs totaling $4,804, which are included in general and administrative expenses. Acquisition related costs include banking, legal and accounting fees, as well as other external costs directly related to the acquisition.

Adjustments to purchase price:

On August 2, 2016, the Company executed an amendment to the Merger Agreement, pursuant to which, the Company paid $22,000 and eliminated $35,546 at fair value, of obligations. Under said amendment, the Company reserved its right to claim indemnification only for certain material potential claims until May 2017. As a result of the amendment, the Company reduced the purchase price by $13,546.

Final purchase price amounted to $119,768 including a working capital final adjustment of $213 in 2016.

Adjustments to the purchase price allocation:

As of December 31, 2015, the estimated fair values were preliminary and based on the information that was available as of the closing date. In 2016, the Company recognized an adjustment of $590 to the goodwill balance, as a result of changes made to the preliminary amounts recognized for assets and liabilities, during the measurement period. As of December 31, 2016, the Company finalized the valuation and completed the purchase price allocation.

The final allocation of the purchase price, to assets acquired and liabilities assumed, is as follows:

Cash and cash equivalents	$7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,427
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,152)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan, including current maturities	(48,601)
Deferred tax liability	(20,241)
Intangible assets	63,200
Goodwill	106,492

Total purchase price	$119,768

The main reason for the acquisition was to continue the strategic evolution of the Company into a global technology company delivering high-quality advertising solutions to brands and publishers. The desired strategic benefits were to create a differentiated independent ad tech platform with significant scale and profitability, add noteworthy relationships with premium brands, agencies and publishers, enhance mobile footprint, extend programmatic capabilities, broaden product suite with the addition of proprietary, high-impact creative formats and substantially diversify revenue base.

Under business combination accounting principles, the total purchase price was allocated to Undertone's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The goodwill is attributable primarily to the strategic opportunities aforementioned. The related goodwill and intangible assets are not deductible for tax purposes.

Intangible assets:

The fair value of intangible assets was based on the market participant approach to valuation, performed by a third-party valuation firm, using estimates and assumptions provided by management.

The following table sets forth the components of intangible assets associated with the Undertone acquisition:

		Estimated useful life

Acquired technology (1)	$19,500	5 years
Customer relationships (2)	30,000	6 years
Backlog (3)	4,200	less than 1 year
Tradename (4)	9,500	4 years

Total amount allocated to intangible assets	$63,200

(1)	Acquired technology represents the combined technology for delivering and administering Undertone’s attention-grabbing, full-page video advertisements and other advertising formats.

(2)	Customer relationships represent the existing relationships and agreements with Undertone’s brand advertisers.

(3)	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.

(4)	Tradename represents trade names and logos under which Undertone markets and sells its services.

b.	Make Me Reach SAS

On February 10, 2015, the Company consummated the acquisition of 100% of the shares of Make Me Reach SAS, a private French company headquartered in Paris, France ("MMR"). MMR enables advertisers to efficiently and effectively scale their advertising campaigns on social media, with a specific focus on optimizing mobile ad campaigns. MMR is a Facebook Preferred Marketing Developer (PMD) and Twitter Marketing Platform Partner (MPP).

The acquisition of MMR is part of the Company’s strategy to channel its future growth efforts towards the mobile advertising market, to extend its mobile marketing technology by adding the ability to advertise on social media and to provide developers a more effective mobile advertising tool. Additionally, the acquisition of MMR established the Company’s first office in Europe.

The acquisition has been accounted for as a business combination under ASC No. 805, “Business Combination”. The purchase price was $6,394 in cash and $4,378 in the form of 1,437,510 ordinary shares. In the subsequent 12 months, the Company was required to pay additional $442 in cash and issued an additional $442 in ordinary shares to the founder of MMR, subject to retention conditions, which were paid in full in February 2016. In addition, certain key employees of MMR were entitled to retention payments of $144 in cash and $63 in the form of 18,998 ordinary shares, which were paid upon closing. An additional $266 in cash and $208 in the form of 92,348 ordinary shares that were subject to retention conditions, were paid to such key employees in February 2016. Amounts subject to retention conditions were included as payroll expenses in the statement of operations.

In addition, the Company incurred acquisition related costs totaling $139, included in general and administrative expenses. Acquisition related costs include legal and accounting fees, as well as other external costs directly related to the acquisition.

The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Cash	$1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(433)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,452

Total purchase price	$10,772

The following table sets forth the components of intangible assets associated with the acquisition:

		Estimated useful life

Acquired technology	$1,261	5 years
Customer relationship	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	$3,454

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of MMR's products. In its allocation, the Company also conducted a valuation of intangible assets based on a market participant approach to valuation using an income approach and in connection therewith considered the report of an independent third party valuation firm and estimates and assumptions provided by management.